Revenue - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) $ / uSDPerBbl	Dec. 31, 2025 MXN ($) $ / uSDPerBbl	Dec. 31, 2024 USD ($) $ / uSDPerBbl	Dec. 31, 2024 MXN ($) $ / uSDPerBbl	Dec. 31, 2023 MXN ($) $ / uSDPerBbl	Dec. 31, 2025 MXN ($)
Disclosure of geographical areas [line items]
Payment terms	30 days					30 days
Sales price determination period, maximum	2 months					2 months
Customers, net	$ 6,233,447,000			$ 126,733,175		$ 111,994,478
Advances from customers				26,494,706		$ 16,048,150
Amount recorded in advance from customers were recognized as revenue for the period		$ 5,351,248		$ 6,199,067
Price of the Mexican crude oil export mix per barrel (USD per USD per bbl) | $ / uSDPerBbl	53.62	53.62	66.7	66.7	67.65
Incentive for automotive fuels	$ 0	$ 0		$ 0	$ 23,421
Mexico
Disclosure of geographical areas [line items]
Increase decrease in price of the Mexican crude oil export mix per barrel	$ (13.08)		$ (0.95)
Percentage increase decrease in price of the Mexican crude oil export mix per barrel	(19.60%)	(19.60%)	(1.40%)	(1.40%)
Refined petroleum products
Disclosure of geographical areas [line items]
Invoice payment terms	30 days					30 days
Gas
Disclosure of geographical areas [line items]
Invoice payment terms	30 days					30 days
Services
Disclosure of geographical areas [line items]
Invoice payment terms	22 days					22 days
Other
Disclosure of geographical areas [line items]
Invoice payment terms	30 days					30 days